PORTFOLIO OF INVESTMENTS – as of December 31, 2020 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 90.5% of Net Assets
Non-Convertible Bonds – 85.5%
	ABS Car Loan – 0.1%
$150,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	$154,500

	ABS Home Equity – 0.2%
595,000	Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A2, 4.164%, 7/25/2058, 144A(a)	595,110
118,918	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 0.482%, 9/19/2045(b)	89,260

		684,370

	ABS Other – 0.1%
200,177	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	194,241

	Aerospace & Defense – 4.9%
80,000	Boeing Co. (The), 3.250%, 2/01/2035	82,040
455,000	Boeing Co. (The), 3.375%, 6/15/2046	443,992
15,000	Boeing Co. (The), 3.500%, 3/01/2039	15,175
50,000	Boeing Co. (The), 3.550%, 3/01/2038	51,010
265,000	Boeing Co. (The), 3.625%, 3/01/2048	267,187
90,000	Boeing Co. (The), 3.650%, 3/01/2047	91,101
290,000	Boeing Co. (The), 3.750%, 2/01/2050	303,282
50,000	Boeing Co. (The), 3.825%, 3/01/2059	50,791
20,000	Boeing Co. (The), 3.850%, 11/01/2048	20,629
250,000	Boeing Co. (The), 3.900%, 5/01/2049	265,303
1,215,000	Boeing Co. (The), 5.150%, 5/01/2030	1,470,456
95,000	Boeing Co. (The), 5.705%, 5/01/2040	123,283
1,985,000	Boeing Co. (The), 5.805%, 5/01/2050	2,735,618
230,000	Boeing Co. (The), 5.930%, 5/01/2060	326,277
960,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	942,384
735,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	718,462
195,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	206,702

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	$122,189
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	718,001
170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	219,766
70,000	Moog, Inc., 4.250%, 12/15/2027, 144A	72,625
650,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	642,687
1,030,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	1,104,675
30,000	TransDigm, Inc., 5.500%, 11/15/2027	31,539
790,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	841,350
1,405,000	TransDigm, Inc., 6.375%, 6/15/2026	1,454,175
150,000	Wolverine Escrow LLC, 9.000%, 11/15/2026, 144A	141,983

		13,462,682

	Airlines – 0.5%
40,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	35,960
505,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	582,391
510,000	Delta Air Lines, Inc., 7.375%, 1/15/2026	582,575
485,000	Latam Finance Ltd., 7.000%, 3/01/2026, 144A(c)	245,095

		1,446,021

	Automotive – 4.7%
565,000	Clarios Global LP/Clarios U.S. Finance Co., 8.500%, 5/15/2027, 144A	613,821
2,700,000	Ford Motor Co., 8.500%, 4/21/2023	3,038,877
1,620,000	Ford Motor Co., 9.000%, 4/22/2025	1,986,136
200,000	Ford Motor Credit Co. LLC, 3.219%, 1/09/2022	201,855
1,875,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	1,968,750
200,000	Ford Motor Credit Co. LLC, 4.250%, 9/20/2022	206,432
200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	213,500
200,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	222,740
400,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	419,872

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Automotive – continued
$100,000	General Motors Co., 5.150%, 4/01/2038	$120,235
250,000	General Motors Co., 5.200%, 4/01/2045	303,607
910,000	General Motors Co., 6.250%, 10/02/2043	1,227,562
540,000	General Motors Co., 6.600%, 4/01/2036	731,102
220,000	General Motors Co., 6.750%, 4/01/2046	316,962
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	66,138
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	60,075
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	347,242
220,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028, 144A	221,672
120,000	Meritor, Inc., 4.500%, 12/15/2028, 144A	123,000
305,000	PM General Purchaser LLC, 9.500%, 10/01/2028, 144A	337,787
120,000	Tenneco, Inc., 7.875%, 1/15/2029, 144A	134,731

		12,862,096

	Banking – 0.7%
1,035,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,083,024
760,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	836,257

		1,919,281

	Brokerage – 0.1%
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	186,713

	Building Materials – 1.6%
125,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	128,125
45,000	Boise Cascade Co., 4.875%, 7/01/2030, 144A	48,713
315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	341,183
375,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	406,766
380,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	403,750
150,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	156,000
1,250,000	James Hardie International Finance DAC, 5.000%, 1/15/2028, 144A	1,327,712

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Building Materials – continued
$105,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	$107,154
350,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	370,125
140,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	144,550
415,000	Masonite International Corp., 5.375%, 2/01/2028, 144A	445,606
100,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	105,000
425,000	U.S. Concrete, Inc., 5.125%, 3/01/2029, 144A	437,750
90,000	White Cap Buyer LLC, 6.875%, 10/15/2028, 144A	95,962

		4,518,396

	Cable Satellite – 5.0%
665,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	681,382
95,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	97,850
615,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	648,013
280,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	297,150
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	218,883
3,485,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	3,760,315
690,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	743,268
520,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	543,712
520,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	542,750
710,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	801,625
175,000	DISH DBS Corp., 7.375%, 7/01/2028	186,375
875,000	DISH DBS Corp., 7.750%, 7/01/2026	980,009
480,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	505,800
600,000	Sirius XM Radio, Inc., 4.125%, 7/01/2030, 144A	638,625
1,200,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	1,276,812
555,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	600,627
250,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	259,375

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Cable Satellite – continued
$630,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	$682,762
325,000	Ziggo BV, 4.875%, 1/15/2030, 144A	341,582

		13,806,915

	Chemicals – 1.2%
460,000	Avient Corp., 5.750%, 5/15/2025, 144A	488,750
400,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	410,500
385,000	Chemours Co. (The), 5.375%, 5/15/2027	410,025
805,000	Hercules LLC, 6.500%, 6/30/2029	858,460
290,000	Hexion, Inc., 7.875%, 7/15/2027, 144A	310,300
45,000	Methanex Corp., 5.250%, 12/15/2029	48,767
225,000	Methanex Corp., 5.650%, 12/01/2044	241,313
490,000	Olin Corp., 5.000%, 2/01/2030	521,850
85,000	Olin Corp., 5.125%, 9/15/2027	88,922
20,000	Olin Corp., 5.625%, 8/01/2029	21,725

		3,400,612

	Construction Machinery – 0.1%
215,000	United Rentals North America, Inc., 4.000%, 7/15/2030	226,287

	Consumer Cyclical Services – 4.5%
345,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	351,038
110,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	113,597
1,965,000	Expedia Group, Inc., 3.250%, 2/15/2030	2,045,056
385,000	Expedia Group, Inc., 4.625%, 8/01/2027, 144A	430,145
1,355,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.250%, 1/15/2028, 144A	1,454,714
20,000	QVC, Inc., 4.450%, 2/15/2025	21,356
20,000	QVC, Inc., 4.850%, 4/01/2024	21,550
495,000	Realogy Group LLC/Realogy Co-Issuer Corp., 7.625%, 6/15/2025, 144A	537,431
240,000	Realogy Group LLC/Realogy Co-Issuer Corp., 9.375%, 4/01/2027, 144A	265,800

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Consumer Cyclical Services – continued
$295,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	$343,306
525,000	Staples, Inc., 7.500%, 4/15/2026, 144A	548,242
155,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	168,563
730,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	803,000
4,765,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	5,200,378

		12,304,176

	Consumer Products – 0.4%
210,000	Prestige Brands, Inc., 5.125%, 1/15/2028, 144A	223,913
140,000	Mattel, Inc., 5.875%, 12/15/2027, 144A	155,575
435,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	450,451
200,000	Valvoline, Inc., 4.375%, 8/15/2025	206,554
150,000	Newell Brands, Inc., 4.875%, 6/01/2025	165,045

		1,201,538

	Diversified Manufacturing – 0.5%
390,000	Vertical U.S. Newco, Inc., 5.250%, 7/15/2027, 144A	413,400
355,000	WESCO Distribution, Inc., 7.125%, 6/15/2025, 144A	390,440
490,000	WESCO Distribution, Inc., 7.250%, 6/15/2028, 144A	557,272

		1,361,112

	Electric – 1.2%
1,285,000	Calpine Corp., 5.125%, 3/15/2028, 144A	1,351,781
570,000	FirstEnergy Transmission LLC, 5.450%, 7/15/2044, 144A	723,252
105,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	115,500
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	147,488
130,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, 8/15/2028, 144A	137,150
320,000	PG&E Corp., 5.000%, 7/01/2028	340,800
315,000	PG&E Corp., 5.250%, 7/01/2030	346,500
200,000	Talen Energy Supply LLC, 10.500%, 1/15/2026, 144A	177,906

		3,340,377

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Environmental – 0.2%
$530,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	$533,975

	Finance Companies – 3.1%
720,000	Aviation Capital Group LLC, 5.500%, 12/15/2024, 144A	797,089
585,000	Freedom Mortgage Corp., 7.625%, 5/01/2026, 144A	618,754
1,000,000	Navient Corp., 5.000%, 3/15/2027	1,008,750
245,000	Navient Corp., 5.500%, 1/25/2023	256,025
980,000	Navient Corp., 6.500%, 6/15/2022	1,037,075
150,000	OneMain Finance Corp., 6.875%, 3/15/2025	174,188
960,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,135,200
410,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	420,250
2,315,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	2,471,262
335,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	341,700
335,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	347,563

		8,607,856

	Financial Other – 1.7%
1,805,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	1,874,944
1,405,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,506,160
135,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	142,951
1,180,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	1,252,275

		4,776,330

	Food & Beverage – 3.1%
60,000	Aramark Services, Inc., 4.750%, 6/01/2026	61,767
80,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	84,300
695,000	Aramark Services, Inc., 6.375%, 5/01/2025, 144A	742,781
395,000	Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/01/2025, 144A	431,538
65,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.500%, 4/15/2029, 144A	75,667
1,205,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,298,592

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Food & Beverage – continued
$735,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049, 144A	$857,468
650,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049	758,305
385,000	Kraft Heinz Foods Co., 5.000%, 6/04/2042	450,931
35,000	Kraft Heinz Foods Co., 5.200%, 7/15/2045	41,617
245,000	Kraft Heinz Foods Co., 5.500%, 6/01/2050, 144A	308,639
155,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A	173,019
635,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	691,363
510,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	538,050
180,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	184,788
440,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	477,228
590,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	620,656
20,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	21,825
310,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	328,213
325,000	TreeHouse Foods, Inc., 4.000%, 9/01/2028	336,172

		8,482,919

	Gaming – 3.5%
980,000	Boyd Gaming Corp., 4.750%, 12/01/2027	1,017,975
150,000	Boyd Gaming Corp., 6.375%, 4/01/2026	155,822
510,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	543,150
640,000	Caesars Entertainment, Inc., 8.125%, 7/01/2027, 144A	708,494
225,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.250%, 10/15/2025, 144A	227,383
230,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.750%, 7/01/2025, 144A	243,703
200,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	215,500
351,000	International Game Technology PLC, 6.250%, 2/15/2022, 144A	362,404
400,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	458,060
500,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	531,940

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Gaming – continued
$790,000	MGM Resorts International, 5.500%, 4/15/2027	$880,455
370,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	397,828
190,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	208,525
630,000	Studio City Finance Ltd., 6.000%, 7/15/2025, 144A	663,390
540,000	Studio City Finance Ltd., 6.500%, 1/15/2028, 144A	577,719
180,000	VICI Properties LP/VICI Note Co., Inc., 3.750%, 2/15/2027, 144A	184,050
315,000	VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/2030, 144A	332,523
1,090,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/01/2025, 144A	1,137,687
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	296,162
215,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	226,288
420,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	439,950

		9,809,008

	Government Owned - No Guarantee – 0.5%
600,000	Petroleos Mexicanos, 5.950%, 1/28/2031	598,500
285,000	Petroleos Mexicanos, 6.625%, 6/15/2035	282,150
640,000	YPF S.A., 6.950%, 7/21/2027, 144A	460,800

		1,341,450

	Healthcare – 5.4%
655,000	Avantor Funding, Inc., 4.625%, 7/15/2028, 144A	692,662
530,000	CHS/Community Health Systems, Inc., 6.000%, 1/15/2029, 144A	572,538
990,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/2027, 144A	1,064,497
1,750,000	CHS/Community Health Systems, Inc., 6.625%, 2/15/2025, 144A	1,841,840
845,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	910,487
285,000	CHS/Community Health Systems, Inc., 8.125%, 6/30/2024, 144A	294,975
610,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	619,370
610,000	Encompass Health Corp., 4.500%, 2/01/2028	637,450
930,000	Encompass Health Corp., 4.750%, 2/01/2030	996,262

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Healthcare – continued
$430,000	HCA, Inc., 7.050%, 12/01/2027	$520,837
35,000	HCA, Inc., 7.500%, 12/15/2023	40,075
790,000	HCA, Inc., 7.500%, 11/06/2033	1,098,100
40,000	HCA, Inc., 7.690%, 6/15/2025	48,000
40,000	HCA, Inc., 8.360%, 4/15/2024	46,800
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	247,025
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	25,850
105,000	Hill-Rom Holdings, Inc., 4.375%, 9/15/2027, 144A	110,927
675,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	673,549
260,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	255,528
125,000	Providence Service Corp. (The), 5.875%, 11/15/2025, 144A	132,188
185,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	193,336
115,000	Select Medical Corp., 6.250%, 8/15/2026, 144A	123,846
265,000	Surgery Center Holdings, Inc., 6.750%, 7/01/2025, 144A	269,638
170,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	178,075
1,325,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	1,350,824
1,855,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	1,932,873

		14,877,552

	Home Construction – 0.8%
255,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S Corp., 4.875%, 2/15/2030, 144A	263,608
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(d)(e)	—
245,000	Empire Communities Corp., 7.000%, 12/15/2025, 144A	258,196
275,000	KB Home, 4.800%, 11/15/2029	301,812
300,000	Mattamy Group Corp., 4.625%, 3/01/2030, 144A	320,472
465,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030, 144A	520,800
205,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	232,163

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Home Construction – continued
$205,000	TRI Pointe Group, Inc., 5.700%, 6/15/2028	$231,445

		2,128,496

	Independent Energy – 5.9%
85,000	Antero Resources Corp., 8.375%, 7/15/2026, 144A	86,759
480,000	Apache Corp., 4.250%, 1/15/2030	504,000
225,000	Apache Corp., 4.250%, 1/15/2044	221,992
335,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	317,412
225,000	Centennial Resource Production LLC, 8.000%, 6/01/2025, 144A	198,000
300,000	Comstock Resources, Inc., 9.750%, 8/15/2026	323,250
365,000	Continental Resources, Inc., 3.800%, 6/01/2024	376,903
65,000	Continental Resources, Inc., 4.375%, 1/15/2028	66,638
58,000	Continental Resources, Inc., 4.500%, 4/15/2023	59,804
410,000	Continental Resources, Inc., 4.900%, 6/01/2044	405,494
160,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	177,597
200,000	Devon Energy Corp., 5.600%, 7/15/2041	244,595
90,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.500%, 1/30/2026, 144A	92,353
140,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/2025, 144A	149,800
25,000	EQT Corp., 5.000%, 1/15/2029	26,358
75,000	EQT Corp., 7.875%, 2/01/2025	85,406
595,000	EQT Corp., 8.750%, 2/01/2030	728,875
210,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	229,994
300,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	338,001
175,000	Matador Resources Co., 5.875%, 9/15/2026	171,500
300,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	309,750
300,000	Murphy Oil Corp., 6.375%, 12/01/2042	264,375
134,000	Occidental Petroleum Corp., 2.700%, 2/15/2023	133,873

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Independent Energy – continued
$2,130,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	$2,050,125
90,000	Occidental Petroleum Corp., 3.000%, 2/15/2027	80,100
80,000	Occidental Petroleum Corp., 3.200%, 8/15/2026	74,800
55,000	Occidental Petroleum Corp., 3.400%, 4/15/2026	52,437
825,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	796,917
1,575,000	Occidental Petroleum Corp., 3.500%, 8/15/2029	1,441,393
10,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	8,150
415,000	Occidental Petroleum Corp., 4.400%, 8/15/2049	349,762
200,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	208,788
590,000	Occidental Petroleum Corp., 5.875%, 9/01/2025	628,350
260,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	300,053
240,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	281,700
485,000	Ovintiv Exploration, Inc., 5.375%, 1/01/2026	520,477
435,000	Ovintiv, Inc., 6.500%, 8/15/2034	503,747
100,000	Ovintiv, Inc., 6.625%, 8/15/2037	111,581
30,000	Ovintiv, Inc., 7.375%, 11/01/2031	35,620
445,000	Parsley Energy LLC/Parsley Finance Corp., 5.250%, 8/15/2025, 144A	463,467
185,000	Parsley Energy LLC/Parsley Finance Corp., 5.375%, 1/15/2025, 144A	190,254
385,000	Range Resources Corp., 9.250%, 2/01/2026	402,325
79,000	Range Resources Corp., 5.000%, 3/15/2023	77,025
600,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	610,500
256,000	SM Energy Co., 10.000%, 1/15/2025, 144A	276,183
465,000	Southwestern Energy Co., 6.450%, 1/23/2025	483,600
60,000	Southwestern Energy Co., 7.500%, 4/01/2026	62,940
45,000	Southwestern Energy Co., 7.750%, 10/01/2027	48,587
340,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A(f)(g)	272,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Independent Energy – continued
$90,000	WPX Energy, Inc., 5.250%, 10/15/2027	$95,366
265,000	WPX Energy, Inc., 5.875%, 6/15/2028	288,858

		16,227,834

	Industrial Other – 0.5%
145,000	Hillenbrand, Inc., 5.750%, 6/15/2025	156,600
975,000	HTA Group Ltd. Co., 7.000%, 12/18/2025, 144A	1,048,125
150,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	159,750

		1,364,475

	Integrated Energy – 0.3%
70,000	Cenovus Energy, Inc., 4.250%, 4/15/2027	76,442
45,000	Cenovus Energy, Inc., 5.250%, 6/15/2037	50,944
235,000	Cenovus Energy, Inc., 5.375%, 7/15/2025	264,951
450,000	Cenovus Energy, Inc., 5.400%, 6/15/2047	528,257

		920,594

	Leisure – 1.4%
365,000	Carnival Corp., 7.625%, 3/01/2026, 144A	397,664
360,000	Carnival Corp., 9.875%, 8/01/2027, 144A	414,000
275,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 6/01/2024	275,687
365,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 6.500%, 10/01/2028, 144A	395,806
265,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	267,756
940,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	963,425
380,000	Royal Caribbean Cruises Ltd., 11.500%, 6/01/2025, 144A	444,239
280,000	Six Flags Entertainment Corp., 4.875%, 7/31/2024, 144A	280,244
585,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	579,150

		4,017,971

	Lodging – 2.2%
525,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031, 144A	553,623
720,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	730,800

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Lodging – continued
$545,000	Marriott Ownership Resorts, Inc., 6.125%, 9/15/2025, 144A	$580,425
1,460,000	Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, 9/15/2026	1,525,700
975,000	Wyndham Destinations, Inc., 3.900%, 3/01/2023	994,500
300,000	Wyndham Destinations, Inc., 4.625%, 3/01/2030, 144A	317,250
665,000	Wyndham Destinations, Inc., 5.625%, 3/01/2021	668,325
520,000	Wyndham Destinations, Inc., 6.625%, 7/31/2026, 144A	595,400

		5,966,023

	Media Entertainment – 4.4%
230,000	Clear Channel International BV, 6.625%, 8/01/2025, 144A	242,650
745,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/2024	754,312
670,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	544,375
475,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	287,375
640,000	Gray Television, Inc., 4.750%, 10/15/2030, 144A	652,000
335,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	343,794
165,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	176,550
3,360,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	3,586,666
800,000	Lamar Media Corp., 3.750%, 2/15/2028	822,160
150,000	Lamar Media Corp., 4.000%, 2/15/2030	155,625
575,000	Meredith Corp., 6.875%, 2/01/2026	560,625
1,085,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,247,750
415,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	489,181
115,000	Nexstar Broadcasting, Inc., 5.625%, 7/15/2027, 144A	123,194
490,000	Nielsen Finance LLC/Nielsen Finance Co., 5.625%, 10/01/2028, 144A	532,409
470,000	Nielsen Finance LLC/Nielsen Finance Co., 5.875%, 10/01/2030, 144A	531,796
370,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	390,350
200,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	220,500

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Media Entertainment – continued
$115,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	$120,443
230,000	Univision Communications, Inc., 6.625%, 6/01/2027, 144A	247,031

		12,028,786

	Metals & Mining – 4.6%
825,000	ABJA Investment Co. Pte Ltd., 5.450%, 1/24/2028	868,799
485,000	Alcoa Nederland Holding BV, 5.500%, 12/15/2027, 144A	530,721
75,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	78,938
520,000	ArcelorMittal S.A., 7.000%, 3/01/2041	716,601
55,000	Carpenter Technology Corp., 6.375%, 7/15/2028	60,695
85,000	Cleveland-Cliffs, Inc., 6.750%, 3/15/2026, 144A	91,800
550,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/2025, 144A	646,937
545,000	Commercial Metals Co., 4.875%, 5/15/2023	573,612
460,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	472,650
2,560,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,668,800
615,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	633,865
600,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	624,750
565,000	Freeport-McMoRan, Inc., 4.125%, 3/01/2028	592,544
955,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	1,029,012
85,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	90,312
65,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	71,338
190,000	Freeport-McMoRan, Inc., 5.000%, 9/01/2027	201,400
15,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	18,769
145,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	146,631
935,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	1,034,344
980,000	Novelis Corp., 4.750%, 1/30/2030, 144A	1,055,818
390,000	United States Steel Corp., 6.250%, 3/15/2026	356,850

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Metals & Mining – continued
$95,000	United States Steel Corp., 6.875%, 8/15/2025	$90,725

		12,655,911

	Midstream – 4.7%
70,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	74,550
185,000	Buckeye Partners LP, 5.600%, 10/15/2044	177,831
130,000	Buckeye Partners LP, 5.850%, 11/15/2043	127,912
95,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	105,366
160,000	DCP Midstream Operating LP, 5.375%, 7/15/2025	175,811
540,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	598,676
950,000	Energy Transfer Operating LP, Series A, (fixed rate to 2/15/2023, variable rate thereafter), 6.250%(h)	755,250
90,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	71,720
700,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	563,689
250,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	200,625
455,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	498,225
470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	529,237
100,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	109,285
625,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	598,438
260,000	Harvest Midstream I LP, 7.500%, 9/01/2028, 144A	276,575
2,095,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	2,178,800
910,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	966,584
80,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	50,700
540,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	611,797
370,000	NuStar Logistics LP, 5.750%, 10/01/2025	394,050
390,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029, 144A	405,600
56,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 9/15/2024, 144A	56,980
90,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 1/15/2028, 144A	91,913

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Midstream – continued
$395,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, 3/01/2027, 144A	$409,319
1,250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	1,357,125
735,000	Western Midstream Operating LP, 5.050%, 2/01/2030	823,060
50,000	Western Midstream Operating LP, 5.300%, 3/01/2048	49,548
345,000	Western Midstream Operating LP, 5.450%, 4/01/2044	348,888
345,000	Western Midstream Operating LP, 6.250%, 2/01/2050	379,500

		12,987,054

	Non-Agency Commercial Mortgage-Backed Securities – 0.7%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 3.659%, 11/15/2031, 144A(b)(f)(g)	70,471
180,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 4.659%, 11/15/2031, 144A(b)(f)(g)	114,087
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A(f)(g)	582,100
5,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.388%, 8/10/2044, 144A(a)(f)(g)	4,281
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.477%, 6/15/2044, 144A(a)	168,863
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.659%, 11/15/2027, 144A(b)(d)(e)(f)	207,013
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.559%, 11/15/2027, 144A(b)(d)(e)(f)	120,230
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.183%, 11/15/2059(a)	104,577
630,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.642%, 3/15/2044, 144A(a)	293,774
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.193%, 6/15/2044, 144A(a)	123,144
235,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.362%, 12/15/2045(a)	144,229
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.810%, 6/15/2045, 144A(a)	44,374

		1,977,143

	Oil Field Services – 0.4%
131,250	Nabors Industries, Inc., 9.000%, 2/01/2025, 144A	126,201
940,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	432,400
639,600	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	537,264
81,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	76,038

		1,171,903

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Packaging – 1.6%
$1,300,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(i)	$1,387,750
1,155,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	1,212,531
170,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	187,850
220,000	Intelligent Packaging Ltd Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 9/15/2028, 144A	226,050
610,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025, 144A	616,100
665,000	OI European Group BV, 4.000%, 3/15/2023, 144A	678,300

		4,308,581

	Pharmaceuticals – 3.4%
1,260,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	1,323,000
665,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	694,739
720,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	782,100
185,000	Bausch Health Cos., Inc., 7.250%, 5/30/2029, 144A	207,960
165,000	Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027, 144A	174,263
385,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	400,211
480,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	408,000
390,000	Jaguar Holding Co. II/PPD Development LP, 5.000%, 6/15/2028, 144A	416,325
236,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	256,060
230,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	244,375
170,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	168,200
650,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	624,819
3,940,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	3,506,600
295,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	326,064

		9,532,716

	Property & Casualty Insurance – 0.3%
150,000	AmWINS Group, Inc., 7.750%, 7/01/2026, 144A	161,085
265,000	Ardonagh Midco 2 PLC, 11.500%, 1/15/2027, 144A	282,888

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$255,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	$266,156

		710,129

	Refining – 0.7%
150,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	144,750
540,000	Parkland Corp., 5.875%, 7/15/2027, 144A	583,864
715,000	Parkland Corp., 6.000%, 4/01/2026, 144A	750,750
190,000	PBF Holding Co. LLC/PBF Finance Corp., 6.000%, 2/15/2028	108,538
240,000	PBF Holding Co. LLC/PBF Finance Corp., 9.250%, 5/15/2025, 144A	236,616

		1,824,518

	REITs - Hotels – 0.5%
250,000	Service Properties Trust, 7.500%, 9/15/2025	288,080
355,000	Service Properties Trust, 4.350%, 10/01/2024	350,562
380,000	Service Properties Trust, 4.750%, 10/01/2026	375,250
430,000	Host Hotels & Resorts LP, 3.500%, 9/15/2030	453,024

		1,466,916

	REITs - Mortgage – 0.3%
190,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	186,675
340,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	339,150
397,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	397,000

		922,825

	REITs - Regional Malls – 0.3%
750,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.750%, 5/15/2026, 144A	738,750

	Restaurants – 0.9%
1,280,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	1,297,190
280,000	Golden Nugget, Inc., 6.750%, 10/15/2024, 144A	277,990
805,000	Yum! Brands, Inc., 3.625%, 3/15/2031	813,718
125,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	137,063

		2,525,961

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Retailers – 1.8%
$91,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	$94,868
99,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	106,178
1,085,000	Carvana Co., 5.625%, 10/01/2025, 144A	1,113,687
365,000	Carvana Co., 5.875%, 10/01/2028, 144A	378,709
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	513,677
80,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	82,462
130,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	135,200
185,000	L Brands, Inc., 5.250%, 2/01/2028	193,062
215,000	L Brands, Inc., 6.625%, 10/01/2030, 144A	239,188
150,000	L Brands, Inc., 6.750%, 7/01/2036	167,119
455,000	L Brands, Inc., 6.875%, 11/01/2035	510,737
270,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	289,575
115,000	Murphy Oil USA, Inc., 4.750%, 9/15/2029	122,331
350,000	Nordstrom, Inc., 5.000%, 1/15/2044	329,453
580,000	PetSmart, Inc., 7.125%, 3/15/2023, 144A	580,000
50,000	PetSmart, Inc., 8.875%, 6/01/2025, 144A	51,375
135,000	William Carter Co. (The), 5.625%, 3/15/2027, 144A	142,088

		5,049,709

	Supermarkets – 0.3%
755,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/2030, 144A	831,919

	Technology – 4.4%
240,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.250%, 1/31/2026, 144A	246,000
415,000	Camelot Finance S.A., 4.500%, 11/01/2026, 144A	433,156
2,565,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	2,526,525
346,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	353,785
575,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	612,375

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Technology – continued
$370,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	$559,742
39,000	Dun & Bradstreet Corp. (The), 6.875%, 8/15/2026, 144A	41,925
1,390,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,466,450
255,000	J2 Global, Inc., 4.625%, 10/15/2030, 144A	269,025
250,000	LogMeIn, Inc., 5.500%, 9/01/2027, 144A	261,875
195,000	NCR Corp., 5.000%, 10/01/2028, 144A	205,725
210,000	NCR Corp., 5.250%, 10/01/2030, 144A	225,225
75,000	NCR Corp., 8.125%, 4/15/2025, 144A	83,523
930,000	Nokia OYJ, 4.375%, 6/12/2027	1,014,284
515,000	Open Text Corp., 3.875%, 2/15/2028, 144A	535,590
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	20,775
130,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	137,901
130,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	143,325
205,000	PTC, Inc., 3.625%, 2/15/2025, 144A	210,747
290,000	PTC, Inc., 4.000%, 2/15/2028, 144A	303,956
335,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	339,188
175,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	189,875
65,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	77,350
20,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	21,200
195,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	202,133
180,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.625%, 11/01/2026, 144A	187,200
140,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	149,523
500,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 7.500%, 9/01/2025, 144A	513,125
200,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 10.500%, 2/01/2024, 144A	203,000
255,000	Xerox Holdings Corp., 5.000%, 8/15/2025, 144A	271,389

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Technology – continued
$255,000	Xerox Holdings Corp., 5.500%, 8/15/2028, 144A	$270,593

		12,076,485

	Transportation Services – 0.1%
410,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	418,712

	Wireless – 1.0%
1,285,000	Altice France S.A., 5.125%, 1/15/2029, 144A	1,329,975
230,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027	248,145
770,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	834,972
200,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	212,580
100,000	Sprint Capital Corp., 6.875%, 11/15/2028	131,848

		2,757,520

	Wirelines – 0.7%
210,000	Cablevision Lightpath LLC, 5.625%, 9/15/2028, 144A	219,713
30,000	CenturyLink, Inc., 5.125%, 12/15/2026, 144A	31,679
420,000	CenturyLink, Inc., 5.625%, 4/01/2025	453,075
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	233,321
100,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	121,809
155,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	209,121
165,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/2025, 144A	177,245
275,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.250%, 10/15/2023	277,062
260,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.750%, 8/15/2028, 144A	261,820

		1,984,845

	Total Non-Convertible Bonds (Identified Cost $213,713,752)	236,094,183

Convertible Bonds – 5.0%
	Airlines – 0.2%
310,000	Southwest Airlines Co., 1.250%, 5/01/2025	450,275

	Cable Satellite – 1.8%
195,000	DISH Network Corp., Zero Coupon, 12/15/2025, 144A	195,922

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
	Cable Satellite – continued
$960,000	DISH Network Corp., 2.375%, 3/15/2024	$894,653
3,400,000	DISH Network Corp., 3.375%, 8/15/2026	3,240,988
575,000	Liberty Media Corp., 0.500%, 12/01/2050, 144A	612,737

		4,944,300

	Consumer Cyclical Services – 0.2%
105,000	Fiverr International Ltd., Zero Coupon, 11/01/2025, 144A	126,725
345,000	Uber Technologies, Inc., Zero Coupon, 12/15/2025, 144A	352,948

		479,673

	Diversified Manufacturing – 0.2%
435,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	439,555

	Healthcare – 0.6%
685,000	Integra LifeSciences Holdings Corp., 0.500%, 8/15/2025, 144A	758,761
770,000	Teladoc Health, Inc., 1.250%, 6/01/2027, 144A	922,232

		1,680,993

	Industrial Other – 0.0%
115,000	Chegg, Inc., Zero Coupon, 9/01/2026, 144A	128,595

	Oil Field Services – 0.1%
445,000	Oil States International, Inc., 1.500%, 2/15/2023	337,804

	Pharmaceuticals – 1.5%
410,000	Aerie Pharmaceuticals, Inc., 1.500%, 10/01/2024	375,945
435,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	466,793
2,005,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	2,095,225
340,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	300,050
360,000	Guardant Health, Inc., Zero Coupon, 11/15/2027, 144A	421,209
385,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	531,213

		4,190,435

	Technology – 0.4%
280,000	LivePerson, Inc., Zero Coupon, 12/15/2026, 144A	305,851

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
	Technology – continued
$170,000	Lumentum Holdings, Inc., 0.500%, 12/15/2026	$207,298
35,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025, 144A	46,089
510,000	Shift4 Payments, Inc., Zero Coupon, 12/15/2025, 144A	622,345

		1,181,583

	Total Convertible Bonds (Identified Cost $13,052,327)	13,833,213

	Total Bonds and Notes (Identified Cost $226,766,079)	249,927,396

Collateralized Loan Obligations – 0.6%
250,000	Ballyrock CLO Ltd., Series 2019-1A, Class C, 3-month LIBOR + 3.700%, 3.937%, 7/15/2032, 144A(b)	249,576
390,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class CR, 3-month LIBOR + 2.250%, 2.467%, 4/27/2027, 144A(b)	376,629
680,000	OZLM XXIII Ltd., Series 2019-23A, Class E, 3-month LIBOR + 6.800%, 7.037%, 4/15/2032, 144A(b)	672,401
260,000	Symphony CLO XX Ltd., Series 2018-20A, Class D, 3-month LIBOR + 3.8600%, 4.090%, 1/16/2032, 144A(b)	259,961

	Total Collateralized Loan Obligations (Identified Cost $1,452,912)	1,558,567

Shares
Preferred Stocks – 2.1%
	Banking – 0.4%
222	Bank of America Corp., Series L, 7.250%	337,125
476	Wells Fargo & Co., Class A, Series L, 7.500%	722,520

		1,059,645

	Electric – 0.1%
4,890	NextEra Energy, Inc., 5.279%	248,608

	Energy – 0.0%
90	Chesapeake Energy Corp., 5.750%(d)(e)(f)(j)	—
641	Chesapeake Energy Corp., 5.750%(d)(e)(f)(j)	—
13	Chesapeake Energy Corp., 5.750%, 144A(d)(e)(f)(j)	—

		—

	Food & Beverage – 1.4%
36,048	Bunge Ltd., 4.875%	3,921,446

Shares	Description	Value (†)
Preferred Stocks – continued
	Healthcare – 0.2%
6,170	Boston Scientific Corp., Series A, 5.500%	$676,047

	Total Preferred Stocks (Identified Cost $5,760,677)	5,905,746

Common Stocks – 1.5%
	Aerospace & Defense – 0.0%
254	Lockheed Martin Corp.	90,165

	Air Freight & Logistics – 0.0%
536	United Parcel Service, Inc., Class B	90,262

	Beverages – 0.0%
1,701	Coca-Cola Co. (The)	93,283

	Capital Markets – 0.1%
129	BlackRock, Inc.	93,079
1,404	Morgan Stanley	96,216

		189,295

	Chemicals – 0.1%
12,926	Hexion Holdings Corp., Class B(j)	167,133

	Communications Equipment – 0.0%
2,039	Cisco Systems, Inc.	91,245

	Diversified Telecommunication Services – 0.3%
24,200	AT&T, Inc.	695,992

	Electric Utilities – 0.1%
1,002	Duke Energy Corp.	91,743
1,241	NextEra Energy, Inc.	95,743

		187,486

	Energy Equipment & Services – 0.0%
11,343	McDermott International Ltd.(j)	9,188

	Food & Staples Retailing – 0.0%
610	Walmart, Inc.	87,932

	Health Care Equipment & Supplies – 0.0%
855	Abbott Laboratories	93,614

	Health Care Providers & Services – 0.1%
285	Anthem, Inc.	91,511
264	UnitedHealth Group, Inc.	92,579

		184,090

	Hotels, Restaurants & Leisure – 0.0%
894	Starbucks Corp.	95,640

	Household Products – 0.0%
663	Procter & Gamble Co. (The)	92,250

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – 0.1%
977	Progressive Corp. (The)	$96,606

	IT Services – 0.1%
367	Accenture PLC, Class A	95,864
522	Automatic Data Processing, Inc.	91,976

		187,840

	Machinery – 0.1%
359	Deere & Co.	96,589

	Media – 0.0%
1,757	Comcast Corp., Class A	92,067

	Metals & Mining – 0.0%
1,494	Newmont Corp.	89,476

	Oil, Gas & Consumable Fuels – 0.3%
2,801	Battalion Oil Corp.(j)	23,248
1,005	Chevron Corp.	84,872
20,454	Whiting Petroleum Corp.(j)	511,350
4,047	Williams Cos., Inc. (The)	81,143

		700,613

	Pharmaceuticals – 0.1%
597	Johnson & Johnson	93,956
1,094	Merck & Co., Inc.	89,489

		183,445

	REITs - Diversified – 0.0%
414	American Tower Corp.	92,926

	Road & Rail – 0.0%
442	Union Pacific Corp.	92,033

	Software – 0.0%
424	Microsoft Corp.	94,306

	Specialty Retail – 0.0%
343	Home Depot, Inc. (The)	91,108

	Technology Hardware, Storage & Peripherals – 0.1%
727	Apple, Inc.	96,466

	Total Common Stocks (Identified Cost $5,402,053)	4,081,050

Warrants – 0.0%
22,710	McDermott International Ltd., Expiration on 5/1/2024(d)(e)(j)	21,575
25,233	McDermott International Ltd., Expiration on 5/1/2024(d)(e)(j)	14,130
7,285	Stearns Holdings LLC, Expiration on 11/5/2039(d)(e)(f)(j)	—

	Total Warrants (Identified Cost $35,226)	35,705

Principal Amount	Description	Value (†)
Short-Term Investments – 3.8%
$10,409,653	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2020 at 0.000% to be repurchased at $10,409,653 on 1/04/2021 collateralized by $10,617,900 U.S. Treasury Note, 0.125% due 12/31/2022 valued at $10,617,900 including accrued interest(k) (Identified Cost $10,409,653)	$10,409,653

	Total Investments – 98.5% (Identified Cost $249,826,600)	271,918,117
	Other assets less liabilities – 1.5%	4,140,113

	Net Assets – 100.0%	$276,058,230

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$1,042,939	0.4%	$362,948	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2020 is disclosed.
(b)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(c)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Fair valued by the Fund’s adviser. At December 31, 2020, the value of these securities amounted to $362,948 or 0.1% of net assets.
(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2020, the value of these securities amounted to $1,042,939 or 0.4% of net assets.
(h)	Perpetual bond with no specified maturity date.
(i)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended December 31, 2020, interest payments were made in cash.
(j)	Non-income producing security.

(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the value of Rule 144A holdings amounted to $148,134,806 or 53.7% of net assets.
ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$2,128,496	$—	(a)	$2,128,496
Non-Agency Commercial Mortgage-Backed Securities	—	1,649,900	327,243	(b)	1,977,143
All Other Non-Convertible Bonds*	—	231,988,544	—		231,988,544

Total Non-Convertible Bonds	—	235,766,940	327,243		236,094,183

Convertible Bonds*	—	13,833,213	—		13,833,213

Total Bonds and Notes	—	249,600,153	327,243		249,927,396

Collateralized Loan Obligations	—	1,558,567	—		1,558,567
Preferred Stocks
Energy	—	—	—	(a)	—
Food & Beverage	—	3,921,446	—		3,921,446
All Other Preferred Stocks*	1,984,300	—	—		1,984,300

Total Preferred Stocks	1,984,300	3,921,446	—		5,905,746

Common Stocks
Chemicals	—	167,133	—		167,133
All Other Common Stocks*	3,913,917	—	—		3,913,917

Total Common Stocks	3,913,917	167,133	—		4,081,050

Warrants	—	—	35,705	(a)(b)	35,705
Short-Term Investments	—	10,409,653	—		10,409,653

Total	$5,898,217	$265,656,952	$362,948		$271,918,117

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or December 31, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2020
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)	$—
Non-Agency Commercial Mortgage-Backed Securities	314,438		—	—	12,805	—	—	—	—	327,243		12,805
Preferred Stocks
Energy	—	(a)	—	—	—	—	—	—	—	—	(a)	—
Warrants	35,226	(a)	—	—	479	—	—	—	—	35,705	(a)	479

Total	$349,664		$—	$—	$13,284	$—	$—	$—	$—	$362,948		$13,284

(a)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.

Industry Summary at December 31, 2020 (Unaudited)

Cable Satellite	6.8%
Healthcare	6.2
Independent Energy	5.9
Pharmaceuticals	5.0
Aerospace & Defense	4.9
Technology	4.8
Midstream	4.7
Automotive	4.7
Consumer Cyclical Services	4.7
Metals & Mining	4.6
Food & Beverage	4.5
Media Entertainment	4.4
Gaming	3.5
Finance Companies	3.1
Lodging	2.2
Other Investments, less than 2% each	24.1
Short-Term Investments	3.8
Collateralized Loan Obligations	0.6

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%